UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21066
                        ---------------------------------
                       Investment Company Act file number

                       TORREY U.S. STRATEGY PARTNERS, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             TORREY ASSOCIATES, LLC
                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (212) 644-7800
                                                    --------------
Date of fiscal year end: 3/31/2008
                        ----------
Date of reporting period: 9/30/2007
                        -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

                                             Torrey U.S. Strategy Partners, LLC
                                      Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2007
-------------------------------------------------------------------------------


TORREY U.S. STRATEGY PARTNERS, LLC
Financial Statements
(Unaudited)
Period April 1, 2007 to September 30, 2007

                                             Torrey U.S. Strategy Partners, LLC
                                      Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2007
-------------------------------------------------------------------------------


                       Torrey U.S. Strategy Partners, LLC
                             Financial Statements
                                 (Unaudited)



                    Period April 1, 2007 to September 30, 2007


                                    Contents

Statement of Assets and Liabilities...........................................1
Schedule of Investment in Unaffiliated Investment Funds.......................2
Statement of Operations.......................................................3
Statements of Changes in Members' Equity - Net Assets.........................4
Statement of Cash Flows.......................................................5
Notes to Financial Statements.................................................6

                                             Torrey U.S. Strategy Partners, LLC
                                            Statement of Assets and Liabilities
-------------------------------------------------------------------------------
                                                             September 30, 2007
-------------------------------------------------------------------------------


Assets

Investments in unaffiliated investment funds, at fair value	$90,106,150
                                     cost basis $65,661,799
Cash	                                                            462,758
Due from investment fund	                                          0
Other assets	                                                  5,040,767
-------------------------------------------------------------------------------
Total Assets	                                                 95,609,675
-------------------------------------------------------------------------------

Liabilities

Member redemptions payable	                                    323,864
Due to investment advisor	                                    432,308
Professional fees payable	                                    185,545
Due on Line of Credit                                             5,400,000
Administrative fees payable	                                     23,687
Advance member subscriptions	                                  2,354,950
-------------------------------------------------------------------------------
Total Liabilities	8,720,354
-------------------------------------------------------------------------------
Net Assets	$86,889,321
-------------------------------------------------------------------------------

Members' Equity - Net Assets

Represented by:
    Capital subscriptions - net	                                $62,444,970
    Net unrealized appreciation on investments	                 24,444,351

-------------------------------------------------------------------------------
Members' Equity - Net Assets
(equivalent to $171.81 per unit based on 505,750 units
 outstanding)	                                                $86,889,321
-------------------------------------------------------------------------------


               See accompanying notes to financial statements

                                             Torrey U.S. Strategy Partners, LLC
           Schedule of Investments in Unaffiliated Investment Funds (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2007
-------------------------------------------------------------------------------


Investment Fund (a)	      Cost	Fair Value Percentage Liquidity
                                                    of net
                                                    assets
--------------------------- ----------- ---------- --------- --------

Equity Long/Short Hedged
------------------------
Bay II Resource Partners,
     L.P.                     4,260,096	  7,741,931  8.91%   Quarterly
Delta Onshore, L.P.	      2,513,676	  4,297,110  4.95%   Quarterly
Seminole Small Cap Partners,
     L.P.	              4,900,000	  7,896,748  9.09%   Semi-annually
TCS Capital, L.P.	      3,750,000	  8,199,626  9.44%   Annually
TCS Capital II, L.P.	      4,000,000	  6,832,728  7.86%   Annually
Vardon Focus Fund, L.P.	      7,000,000	  7,079,757  8.15%   Annually
Castlerock Partners, L.P.     5,750,000	  6,771,256  7.79%   Quarterly
Sunbeam Opportunities Fund,
     LLC	              6,650,000	  7,118,120  8.19%   Quarterly
Diker Micro and Small Cap
     Fund, LP	              2,400,000	  2,581,434  2.97%   Semi-annually
ICAP QP Absolute Return
     Fund, LP	              3,100,000	  3,931,887  4.53%   Quarterly
Seligman Tech Spectrum Fund
     LLC	              3,900,000	  4,437,608  5.11%   Monthly
Whitney Green River Fund LP   3,000,000	  3,275,574  3.77%   Quarterly
----------------------       ---------   ---------  ------
Strategy Total	51,223,772	70,163,777	80.75%


Special Situations/Event Driven
-------------------------------
Courage Special Situations
     Fund, L.P. Class C	      3,890,742	  5,551,714  6.39%   Semi-annually

---------------------------   ---------   --------- ------
Strategy Total	              3,890,742	  5,551,714  6.39%


Event Driven Equity Long/Short
------------------------------
Jana Piranha Partners, L.P.   6,001,056	  8,625,402  9.93%   Quarterly
---------------------------   ---------   --------- ------
Strategy Total	              6,001,056	  8,625,402  9.93%

Distressed Securities
---------------------
Schultze Master Fund, Ltd.    4,546,229	  5,765,256  6.64%   Monthly
---------------------------   ---------   --------- ------
Strategy Total	              4,546,229	  5,765,256  6.64%

====================          =========  ========= =======
Total Investments in
    unaffiliated funds	    $65,661,799	$90,106,150 103.70%
====================          =========  ========= =======

Other Assets less Liabilities	        (3,216,828)  -3.70%
------------------------------           ---------- -------
Net assets representing
     members' equity	                $86,889,321 100.00%

(a) All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly, or semi-annual basis.


              See accompanying notes to financial statements

                                             Torrey U.S. Strategy Partners, LLC
                                                        Statement of Operations
-------------------------------------------------------------------------------
                                                             September 30, 2007
-------------------------------------------------------------------------------

Investment Income

Interest Income	                                                        $41,502
Other Income	                                                              0
-------------------------------------------------------------------------------
Total Investment Income	                                                 41,502
-------------------------------------------------------------------------------

Operating Expenses

Management Fee	                                                        929,243
Insurance Expense	                                                 24,800
Legal Expense	                                                         13,350
Audit Expense	                                                         25,800
Board of Managers' Fees	                                                 15,000
Investor Servicing Fees	                                                 68,271
Tax Expense	                                                         22,200
Professional and Administration Fees	                                 90,015
Other Expenses	                                                        144,402
-------------------------------------------------------------------------------
Total Operating Expenses	                                      1,333,081
-------------------------------------------------------------------------------
Net Investment Loss	                                            (1,291,579)
-------------------------------------------------------------------------------

Net Realized and Unrealized Gain from Investments

Net realized gains from investments in investment funds	              3,464,270
Change in net unrealized appreciation from investments in
investment funds	                                              1,538,394
-------------------------------------------------------------------------------
Net Realized and Unrealized Gain from Investments	              5,002,664
-------------------------------------------------------------------------------
Increase in Members' Equity - Net Assets Derived from
Operations	                                                     $3,711,084
-------------------------------------------------------------------------------


             See accompanying notes to financial statements

                                             Torrey U.S. Strategy Partners, LLC
                          Statements of Changes in Members' Equity - Net Assets
-------------------------------------------------------------------------------
                            Periods Ended September 30, 2007 and March 31, 2007
-------------------------------------------------------------------------------



Operations                              September 30, 2007 	 March 31, 2007
                                        ------------------       --------------
Net investment gain (loss)                   ($1,291,579) 	   ($1,244,483)
Net realized gains (losses) from
     investments                                3,464,270 	      2,403,891
Change in net unrealized appreciation
     (depreciation) from unaffiliated
                     investment funds           1,538,394 	      9,819,473
Change in net unrealized appreciation
       (depreciation) from affiliated
                     investment funds                   0 	              0
-------------------------------------------------------------------------------
Change in Members' Equity - Net Assets
Derived from Operations                         3,711,084 	     10,978,882
-------------------------------------------------------------------------------

Capital Transactions

Member subscriptions                            6,861,788 	      7,187,693
Member interests repurchased                 (16,363,157) 	   (11,704,426)
-------------------------------------------------------------------------------
Change in Members' Equity - Net Assets
Derived from Capital Transactions             (9,501,369) 	    (4,516,733)
-------------------------------------------------------------------------------

Net Change in Members' Equity -
                     Net Assets               (5,790,284) 	      6,462,149
-------------------------------------------------------------------------------
Members' Equity - Net Assets At
        Beginning of The Period	               92,679,606 	     86,217,458
-------------------------------------------------------------------------------

Members' Equity - Net Assets At
              End of The Period	              $86,889,322 	    $92,679,606
-------------------------------------------------------------------------------



                 See accompanying notes to financial statements

                                            Torrey U.S. Strategy Partners, LLC
                                                       Statement of Cash Flows
-------------------------------------------------------------------------------
                                               Period Ended September 30, 2007
-------------------------------------------------------------------------------

Cash Flows From Operating Activities

Increase in Members' Equity from Operations	                     $3,711,084
Adjustments to reconcile net increase in members' equity
	net assets derived from operations to net cash used in
	operating activities:
Change in net unrealized appreciation from investments
             in investment funds	                            (1,538,394)
          Net realized gain on investments in investment funds	    (3,464,270)
          Proceeds from sales of investments in investment funds     10,163,039
          Purchases of investments in investment funds	            (3,063,039)
          Increase in advance manager contributions	            (3,100,000)
          Change in due from investment funds	                              0
          Increase in other assets	                               (40,767)
          Decrease in due to investment advisor	                       (22,755)
          Increase in professional and administrative fees payable    5,370,864

Net cash used in operating activities	                              8,015,762
-------------------------------------------------------------------------------

Cash Flows From Financing Activities

Proceeds from member subscriptions	                              6,861,788
Payments for member interests repurchased	                   (16,363,157)
Increase in payments for advance member subscriptions	                973,875
Increase in member redemptions payable	                                 79,645

Net cash provided by financing activities	                    (8,447,848)
-------------------------------------------------------------------------------

Net decrease in cash	                                              (432,086)
Cash at beginning of period	                                        894,844
-------------------------------------------------------------------------------
Cash at end of period	                                               $462,758
-------------------------------------------------------------------------------



            See accompanying notes to financial statements

                                             Torrey U.S. Strategy Partners, LLC
                                      Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2007
-------------------------------------------------------------------------------


(1) 	Organization

Torrey U.S. Strategy Partners, LLC, a Delaware limited liability company (the
Fund), is registered under the Investment Company Act of 1940, and is a closed-end, non-diversified, management investment company. The Fund was formed on March 25, 2002, and commenced operations on September 1, 2002. The Fund's term is perpetual unless the Fund is otherwise dissolved under the terms of its limited liability company agreement.

The investment advisor of the Fund is Torrey Associates, LLC. As of September 30, 2007, the investment advisor held an interest in the Fund of $171,810.

The power to manage and control the business affairs of the Fund is vested in the Board of Managers, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the business of the Fund. Investors may purchase units of the Fund through private placements. Investors may not be able to liquidate their investment other than as a result of repurchases of units by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase units.

(2) 	Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

(a) Investments in Investment Funds

Investments in investment funds are reported at fair value and are valued by the investment advisor in accordance with the Fund's limited liability company agreement and the valuation procedures (the "Valuation Procedures") set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers. The investment advisor will value interests in investment funds at fair value, which ordinarily will be the value determined by the portfolio manager for each investment fund in accordance with the policies established by the relevant investment fund.
Fair values of investments in these investment funds are generally determined by the investment advisor based on periodic financial information (including annual audited financial statements) obtained from investment funds. Realized gains and losses are recognized at the time of withdrawal from an investment fund. Partial withdrawals from an investment fund are allocated proportionately between the cost basis and realized gains and losses. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of investment fund interests occur.

The Valuation Procedures that have been approved by the Board of Managers seek to ensure that the Fund is able to reliably determine the value of its investments in investment funds. In accordance with the Fund's Valuation Procedures, in any instance in which the investment advisor has reason to believe that the current valuation of an interest in an investment fund does not represent the fair value of such interest, the investment advisor will promptly provide the Board of Mangers with its proposed

                                             Torrey U.S. Strategy Partners, LLC
                                      Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2007
-------------------------------------------------------------------------------

valuation for that interest, on the basis of all relevant information available at the time, including independent appraisals if readily obtainable. The investment advisor will take steps to ascertain the fair value of an interest in an investment fund, among other things, making appropriate inquires of the investment funds, seeking an independent appraisal of the investment fund of its holdings (to the extent feasible) and/or applying a discount or premium based on the investment advisor's professional opinion of market and other events and the investment advisor's current knowledge of the investment fund's current holdings. Prior to investing in any investment fund, the investment advisor will conduct a due diligence review of the valuation methodology used by the investment fund, which as a general matter will use market value when available, and otherwise use principles of fair value that the investment advisors reasonably believes to be consistent with those used by the Fund for valuing its own investments. In the absence of specific transaction activity in a particular investment fund, the investment advisor will consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly, or semi-annual basis. As such, the fair value may differ from the values that will be realized at the time of redemption, and the differences could be material. All investments in investment funds held by the Fund are considered unaffiliated investments.

(b) 	Subscriptions and Repurchases

Member capital subscription requests may be accepted at such times as the Board of Managers may determine, subject to the receipt of funds on or before the acceptance date set by the Board. Generally, subscriptions are recorded in the capital accounts as of the beginning of the first business day of the month following the subscription. Any cash received by the Fund prior to this date is recorded as an advance member subscription liability until reflected in the capital accounts.

The Fund may repurchase units pursuant to written tenders by members. These repurchases are made at such times as determined by the Board of Managers. Generally, the Fund repurchases units from members two times each year, in June and December. On November 1, 2007, the Fund issued a tender offer to repurchase members' equity interests in the Fund in an amount up to 20% of the Fund's members' equity as of December 31, 2007.

(c) 	Income Taxes

The Fund is not subject to income taxes; the individual members are required to report their distributive share of the Fund's realized income, gain, loss, deductions, or credits on their individual income tax returns.

                                             Torrey U.S. Strategy Partners, LLC
                                      Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2007
-------------------------------------------------------------------------------


(d) 	Revenue and Expenses

Interest income is accrued as earned. Expenses are accrued as incurred. The Fund bears all of its general and administrative expenses.

(e) 	Members' Equity - Net Assets

During the period ended September 30, 2007, net investment losses and realized gains of $1,291,579 and $3,464,270, respectively, have been reclassified to capital subscriptions - net in the members' equity - net assets section of the accompanying statement of assets and liabilities.

(f) 	Profit and Loss Allocations

Profits and losses are allocated to the members in accordance with the terms of the limited liability company agreement. In general, each member shares in the profits and losses of the Fund in proportion to their respective interests in the Fund.

(g) 	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that may affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

The assets of the investee funds may consist of readily marketable securities, which are valued at quoted market prices. However, because the Fund does not directly invest in the underlying securities of the investee, and due to the restrictions on the transferability and timing of withdrawals from the investee, the amounts realized upon liquidation could differ from such reported values.

(3) 	Expenses of the Fund

The Fund bears all expenses in connection with the operation of the Fund. Examples of expenses borne by the Fund include all costs and expenses related to portfolio transactions and positions for the Fund's account, costs and expenses related to the establishment of any investments managed by sub-advisors, management fees, legal fees, accounting and administration fees, operational and compliance support fees and expenses, costs of insurance, organizational and registration expenses, offering costs, and expenses of meetings of managers and investors of the Fund.

The investment advisor is paid a management fee by the Fund as compensation for its services to the Fund at an annual rate of 2.00% of the Fund's net assets. The management fee is payable quarterly in arrears calculated on the basis of net asset value as of the end of such quarter. Management fees totaled $929,243 for the period April 1, 2007 to September 30, 2007.

                                             Torrey U.S. Strategy Partners, LLC
                                      Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2007
-------------------------------------------------------------------------------


The Fund pays the placement agent and the investment advisor a quarterly investor servicing fee at an annual rate of 0.10% and 0.05%, respectively, of the Fund's net assets of each quarter end. Investor servicing fees totaled $68,271 for the period April 1, 2007 to September 30, 2007.

The Fund reimburses the investment advisor for certain expenses incurred on behalf of the Fund. As of September 30, 2007, the Fund had accrued $432,308 for amounts due to the investment advisor for management fees, investor servicing fees, and reimbursable expenses.

At the discretion of the placement agent, investors may be charged a front-end sales charge in an amount up to 3% of the gross investment of each investor in the Fund. Member subscriptions are shown net of placement agent fees in the accompanying statements of changes in members' equity - net assets.

The fund has an agreement with an administration firm to perform certain financial, accounting, administrative, and other services on behalf of the Fund. In consideration for these services, the Fund pays the administration firm an annual fee of between 0.06% and 0.15% based on the net assets of the beginning of each month. Administration fees totaled $44,171 for the period April 1, 2007 to September 30, 2007.

The Fund pays each independent member of the Board of Managers an annual compensation of $15,000 per member per year. These fees totaled $15,000 for the period April 1, 2007 to September 30, 2007.

The fund has an agreement with a compliance support firm to perform certain operational and compliance support services on behalf of the Fund. In consideration for theses services, the Fund pays the compliance support firm an annual fee of 0.10% of the average net assets of the Fund, subject to a minimum monthly fee. Compliance support fees totaled $45,844 for the period April 1, 2007 to September, 30 2007.

(4) 	Investment Transactions

Aggregate purchases and proceeds from sales of investment funds for the period April 1, 2007 to September 30, 2007 amounted to $13,226,077.

At September 30, 2007, the cost of the investments for federal income tax purposes was $65,661,799 and the accumulated net unrealized appreciation on investments was $24,444,351 consisting of $24,444,351 gross unrealized appreciation and $0 gross unrealized depreciation.

                                             Torrey U.S. Strategy Partners, LLC
                                      Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2007
-------------------------------------------------------------------------------


(5) Members' Equity Unit Transactions

Transactions in units of members' equity were as follows:

                                          Semi-Annual Periods Ended
                                          -------------------------
                                     September 30, 2007 	March 31, 2007
                                     ------------------         --------------

Beginning units of members' equity 	559,372	                    571,429
                                     ------------------         --------------
Members' equity subscriptions 	         43,445	                     89,137
Members' equity repurchases 	        -97,067	                   -101,194
                                     ------------------         --------------
Net change in units of members' equity  -53,622	                    -12,057
                                     ------------------         --------------
Ending units of members' equity 	505,750	                    559,372
                                     ------------------         --------------

                                             Torrey U.S. Strategy Partners, LLC
                                      Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2007
-------------------------------------------------------------------------------



(1) Financial Highlights
                             April 1, 2007- April 1, 2006- September 1, 2002*-
                                  30-Sep-07 	31-Mar-07 	31-Mar-06
                             -------------- --------------  --------------

Per share operation performance:
(For a unit of members' equity
    outstanding throughout the
                      period):
    Net asset value, beginning
                 of the period 	    $165.69        $153.70        $100.00
Income (loss) from investment
                   operations:
    Net investment loss 	      -2.13 	     -3.99 	   -13.45
    Net realized/unrealized
    gain (loss) on investments 	       8.25 	     15.98 	    67.15
         Total from investment
                    operations 	       6.12 	     11.99 	    53.70
         Net asset value, end
                    of period 	    $171.81 	   $165.69 	  $153.70

Total return: 	                      3.69% 	     7.80%	   53.71%

Supplemental data:
    Net assets, end of period 	$86,889,322    $92,679,606    $75,633,824

    Ratio to average net assets (annualized):
         Expenses 	              2.91% 	     2.80%	    3.23%
         Net investment loss 	      -2.82% 	    -2.69%	   -3.13%
    Portfolio turnover rate 	      3.27% 	    14.92%	   19.30%


*Commencement of operations.

Total return, expense and net investment loss ratios are calculated assuming that a member had been invested in the Fund for the entire period presented. Total return for fiscal 2006 is not annualized, but is presented for the period from inception (September 1, 2002) to 31-Mar-06. The expense ratios exclude fees or expenses charged against the Fund's investment fund balances by the respective managers of the investment funds. An individual member's actual results may vary from those noted above based on the timing of capital transactions.

ITEM 2.   CODE OF ETHICS.
-------------------------

Not applicable for semi-annual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not applicable for semi-annual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not applicable for semi-annual reports.


ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable for semi-annual reports.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

Included as part of the report to members filed under Item 1.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
----------------------------------------------------------------
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------

Not applicable for semi-annual reports.


ITEM  8.  Portfolio Managers of Closed-End Management Investment Companies.
--------------------------------------------------------------------------


Not applicable for semi-annual reports.


ITEM  9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
---------------------------------------------

Not applicable.

ITEM  10.  SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not applicable.


ITEM  11.  CONTROLS AND PROCEDURES.
-----------------------------------

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------


(a)(1)  Not applicabale for semi-annual reports.

(a)(2)  The following exhibits are attached to this Form N-CSR:

        Exhibit No.   Description of Exhibit

        11(a) Certification of Chief Executive Officer pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002.

        11(b) Certification of Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.


(a)(3)  Not applicable.


(b)     The following exhibits are attached to this Form N-CSR:

        Exhibit No.   Description of Exhibit

        11(c) Certification of Chief Executive Officer and Principal
              Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.



				SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY U.S. STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ JAMES A. TORREY
                         -----------------------------
                           JAMES A. TORREY, Chief Executive Officer

Date December 5, 2007
    -----------------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY U.S. STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ RICHARD F. PITONZO
                         -----------------------------
                          RICHARD F. PITONZO, Principal Financial Officer

Date December 5, 2007
    -----------------


* Print the name and title of each signing officer under his or her signature.